Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.36%	5.31%	5.28%	1.72%	0.06%	0.56%	2.35%	2.02%	1.13%	0.48%
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.23%	5.20%	5.04%	1.55%	0.03%	0.35%	2.10%	1.74%	0.77%	0.27%
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.14%	5.11%	4.99%	1.45%	0.01%	0.36%	2.04%	1.66%	0.72%	0.18%
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.17%	5.13%	4.99%	1.51%	0.01%	0.32%	2.07%	1.74%	0.76%	0.23%
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.13%	5.12%	4.92%	1.42%	0.01%	0.35%	2.02%	1.69%	0.72%	0.19%
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Institutional Plus Class
Prospectus [Line Items]
Annual Return [Percent]	4.18%	5.14%	4.98%	1.51%	0.03%	0.33%	2.05%	1.69%	0.72%	0.22%
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Institutional Plus Class
Prospectus [Line Items]
Annual Return [Percent]	4.11%	5.07%	4.93%	1.47%	0.01%	0.29%	2.01%	1.69%	0.71%	0.18%
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.08%	5.07%	4.87%	1.38%	0.01%	0.33%	1.97%	1.64%	0.67%	0.14%
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Institutional Select Class
Prospectus [Line Items]
Annual Return [Percent]	4.31%	5.25%	5.23%	1.69%	0.05%	0.50%	2.29%	1.99%	0.80%	0.46%
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Institutional Select Class
Prospectus [Line Items]
Annual Return [Percent]	4.18%	5.14%	4.98%	1.51%	0.03%	0.33%	2.05%	1.69%	0.72%	0.22%
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Institutional Select Class
Prospectus [Line Items]
Annual Return [Percent]	4.09%	5.06%	4.93%	1.41%	0.01%	0.33%	1.99%	1.62%	0.67%	0.13%
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Institutional Select Class
Prospectus [Line Items]
Annual Return [Percent]	4.11%	5.07%	4.93%	1.47%	0.01%	0.29%	2.01%	1.69%	0.71%	0.18%
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Institutional Select Class
Prospectus [Line Items]
Annual Return [Percent]	4.08%	5.07%	4.87%	1.38%	0.01%	0.33%	1.97%	1.64%	0.67%	0.14%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	none	none	none	none	none	none	none	none	none	0.21%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	4.13%	5.09%	4.93%	1.47%	0.03%	0.31%	2.00%	1.64%	0.67%	0.17%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	4.03%	5.01%	4.88%	1.37%	0.01%	0.31%	1.94%	1.56%	0.62%	0.08%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	4.06%	5.02%	4.88%	1.43%	0.01%	0.28%	1.96%	1.63%	0.66%	0.13%
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	4.03%	5.02%	4.81%	1.34%	0.01%	0.31%	1.92%	1.59%	0.62%	0.09%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Administrative Class
Prospectus [Line Items]
Annual Return [Percent]	none	none	none	none	none	none	none	none	none	0.19%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Administrative Class
Prospectus [Line Items]
Annual Return [Percent]	4.07%	5.04%	4.88%	1.43%	0.03%	0.29%	1.95%	1.59%	0.62%	0.12%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Administrative Class
Prospectus [Line Items]
Annual Return [Percent]	3.98%	4.96%	4.83%	1.33%	0.01%	0.29%	1.89%	1.51%	0.57%	0.04%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Administrative Class
Prospectus [Line Items]
Annual Return [Percent]	4.01%	4.97%	4.83%	1.39%	0.01%	0.26%	1.91%	1.58%	0.61%	0.08%
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Administrative Class
Prospectus [Line Items]
Annual Return [Percent]	3.97%	4.97%	4.76%	1.30%	0.01%	0.29%	1.87%	1.54%	0.57%	0.04%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Advisory Class
Prospectus [Line Items]
Annual Return [Percent]	4.10%	5.05%	4.99%	1.58%	0.04%	0.37%	2.08%	1.77%	0.61%	0.18%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Advisory Class
Prospectus [Line Items]
Annual Return [Percent]	3.97%	4.93%	4.78%	1.36%	0.03%	0.26%	1.85%	1.48%	0.52%	0.03%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Advisory Class
Prospectus [Line Items]
Annual Return [Percent]	3.88%	4.85%	4.72%	1.26%	0.01%	0.26%	1.79%	1.41%	0.47%	0.01%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Advisory Class
Prospectus [Line Items]
Annual Return [Percent]	3.91%	4.87%	4.73%	1.32%	0.01%	0.24%	1.81%	1.48%	0.50%	0.02%
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Advisory Class
Prospectus [Line Items]
Annual Return [Percent]	3.87%	4.86%	4.66%	1.23%	0.01%	0.26%	1.77%	1.44%	0.47%	0.01%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Participant Class
Prospectus [Line Items]
Annual Return [Percent]	none	none	none	none	none	none	none	none	none	0.02%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Participant Class
Prospectus [Line Items]
Annual Return [Percent]	3.71%	4.67%	4.51%	1.19%	0.03%	0.21%	1.59%	1.23%	0.27%	0.01%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Participant Class
Prospectus [Line Items]
Annual Return [Percent]	3.88%	4.85%	4.72%	1.26%	0.01%	0.26%	1.79%	1.41%	0.47%	0.02%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Participant Class
Prospectus [Line Items]
Annual Return [Percent]	3.65%	4.60%	4.47%	1.15%	0.01%	0.19%	1.56%	1.23%	0.27%	0.01%
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Participant Class
Prospectus [Line Items]
Annual Return [Percent]	3.61%	4.60%	4.40%	1.06%	0.01%	0.20%	1.52%	1.19%	0.24%	0.01%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Cash Management Class
Prospectus [Line Items]
Annual Return [Percent]	4.20%	5.15%	5.10%	1.61%	0.05%	0.43%	2.19%	1.87%	0.98%	0.31%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Cash Management Class
Prospectus [Line Items]
Annual Return [Percent]	4.07%	5.03%	4.88%	1.43%	0.03%	0.29%	1.95%	1.59%	0.62%	0.12%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Cash Management Class
Prospectus [Line Items]
Annual Return [Percent]	3.98%	4.96%	4.83%	1.33%	0.01%	0.30%	1.89%	1.51%	0.57%	0.04%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Cash Management Class
Prospectus [Line Items]
Annual Return [Percent]	4.01%	4.97%	4.83%	1.39%	0.01%	0.27%	1.91%	1.58%	0.61%	0.08%
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Cash Management Class
Prospectus [Line Items]
Annual Return [Percent]	3.97%	4.96%	4.76%	1.30%	0.01%	0.29%	1.87%	1.54%	0.57%	0.04%
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Select Class
Prospectus [Line Items]
Annual Return [Percent]	3.40%	4.36%	4.20%	1.00%	0.03%	0.14%	1.29%	0.93%	0.08%
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Select Class
Prospectus [Line Items]
Annual Return [Percent]	3.34%	4.29%	4.15%	0.97%	0.01%	0.13%	1.25%	0.93%	0.08%
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Select Class
Prospectus [Line Items]
Annual Return [Percent]	3.30%	4.29%	4.09%	0.88%	0.01%	0.13%	1.21%	0.88%	0.06%
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | CastleOak Class
Prospectus [Line Items]
Annual Return [Percent]	4.36%	5.30%	5.29%
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | CastleOak Class
Prospectus [Line Items]
Annual Return [Percent]	4.23%	5.20%	5.04%	1.55%
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Impact Share Class
Prospectus [Line Items]
Annual Return [Percent]	4.36%	5.29%	5.28%
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Impact Share Class
Prospectus [Line Items]
Annual Return [Percent]	4.23%	5.18%	5.03%
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Impact Share Class
Prospectus [Line Items]
Annual Return [Percent]	4.13%
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Impact Partner Class
Prospectus [Line Items]
Annual Return [Percent]	4.36%
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Impact Partner Class
Prospectus [Line Items]
Annual Return [Percent]	4.23%
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Impact Partner Class
Prospectus [Line Items]
Annual Return [Percent]	4.13%
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	4.23%
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	4.17%
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Advisor Class
Prospectus [Line Items]
Annual Return [Percent]	4.13%